SUBSEQUENT EVENTS - Narrative (Details)															3 Months Ended	12 Months Ended
	Apr. 22, 2026 CAD ($) shares	Apr. 22, 2026 $ / shares	Apr. 02, 2026	Mar. 10, 2026 CAD ($) shares	Mar. 06, 2026 $ / shares shares	Mar. 03, 2026 CAD ($) $ / shares shares	Oct. 01, 2025 CAD ($) $ / shares	Sep. 04, 2025 CAD ($)	Sep. 04, 2025 $ / shares	May 08, 2025 CAD ($) $ / shares shares	Mar. 07, 2025 CAD ($) $ / shares shares	Feb. 26, 2025 CAD ($) $ / shares shares	Dec. 19, 2024 CAD ($)	Aug. 30, 2024 CAD ($) $ / shares shares	Dec. 31, 2025 shares	Sep. 04, 2026 shares	Dec. 31, 2025 CAD ($) $ / shares shares	Dec. 31, 2024 CAD ($) $ / shares shares	Mar. 18, 2026 ha Item shares	Feb. 27, 2026 shares	Feb. 10, 2026 USD ($)
SUBSEQUENT EVENTS
Gross proceeds from private placement offering | $																	$ 125,500,000	$ 125,500,000
Share Capital
SUBSEQUENT EVENTS
Shares issued under private placement																	4,266,666	3,640,003
Conversion of subscription receipts																	9,000,035
Common shares | Share Capital
SUBSEQUENT EVENTS
Shares issued under private placement										376,833	1,750,000	47,660		2,640,000	26,220,000	2,092,173	30,486,666	2,640,000
Weighted Average Share Price, Shares issued under private placement | (per share)							$ 3.3		$ 3.3	$ 3	$ 3	$ 3		$ 0.35			$ 3.15	$ 0.35
Gross proceeds from private placement offering | $							$ 86,526,000	$ 6,897,000		$ 1,130,499	$ 5,250,000	$ 142,980	$ 3	$ 924,000
Conversion of subscription receipts												9,000,035					9,000,035
Weighted Average Share Price, Conversion of subscription receipts | $ / shares																	$ 3
Major purchases of assets | Springer Mine and Mill
SUBSEQUENT EVENTS
Initial deposit paid as consideration for asset acquisitions | $																					$ 500,000
Final cash payment paid on closing of asset acquisitions | $																					$ 18,000,000
Major purchases of assets | Apex Mine
SUBSEQUENT EVENTS
Percentage of acquired projects in asset acquisitions																				100.00%
Percentage of pre-existing net smelter returns (“NSR”) royalty on the property, plant and equipment																				3.00%
Number of common shares issued for asset acquisitions																				7,031,959
Percentage of issued and outstanding common shares for asset acquisitions																				8.00%
Percentage of net smelter returns (“NSR”) royalty on the property, plant and equipment																				0.50%
Major purchases of assets | Gage Project
SUBSEQUENT EVENTS
Percentage of acquired projects in asset acquisitions																			100.00%
Number of common shares issued for asset acquisitions																			420,935
Percentage of net smelter returns (“NSR”) royalty on the property, plant and equipment																			2.00%
Number of unpatented mining claims, asset acquisitions | Item																			181
Number of Utah School and Institutional Trust Lands (“SITLA”) leases, asset acquisitions | Item																			2
Area of land under lease | ha																			5,916
Percentage of net smelter returns (“NSR”) royalty on the property, plant and equipment available for repurchase																			1.00%
Major purchases of assets | Combination of Sultijelma District Assets
SUBSEQUENT EVENTS
Maximum period to complete due diligence and negotiate a definitive agreement			4 months
Major ordinary share transactions | Common shares | Share Capital
SUBSEQUENT EVENTS
Shares issued under private placement				181,127		168,514
Weighted Average Share Price, Shares issued under private placement | $ / shares						$ 7.208
Gross proceeds from private placement offering | $	$ 4,800,000			$ 1,305,563		$ 1,200,000
Conversion of subscription receipts	526,617				12,613
Weighted Average Share Price, Conversion of subscription receipts | (per share)		$ 9.06			$ 7.208